Derivatives - Cash flow hedges - Hedging instruments impacted by Ibor reform (Details) $ in Millions		12 Months Ended
	Oct. 02, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Hedging instrument, assets		$ 1,538	$ 1,663
Hedging instrument, liabilities		$ 2,914	$ 2,771
Notional amount		193,240,000,000	208,905,000,000
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss		$ 0
Eonia, adjustment to interest rate basis	0.085%
Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Hedging instrument, assets		915	$ 1,056
Hedging instrument, liabilities		$ 2,123	$ 2,208
Notional amount		123,551,000,000	122,753,000,000
Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Hedging instrument, assets		$ 460	$ 607
Hedging instrument, liabilities		$ 791	$ 300
Notional amount		64,674,000,000	75,638,000,000
HSBC Holdings
Disclosure of initial application of standards or interpretations [line items]
Notional amount			36,769,000,000
HSBC Holdings | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			36,769,000,000
HSBC Holdings | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			3,928,000,000
HSBC Holdings | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			5,222,000,000
HSBC Holdings | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			24,500,000,000
HSBC Holdings | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			3,119,000,000
HSBC Holdings | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Hedging instrument, assets		$ 217	$ 1,406
Hedging instrument, liabilities		$ 993	$ 183
Notional amount		39,538,000,000	36,769,000,000
HSBC Holdings | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			36,769,000,000
HSBC Holdings | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			3,928,000,000
HSBC Holdings | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			5,222,000,000
HSBC Holdings | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			24,500,000,000
HSBC Holdings | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			3,119,000,000
HSBC Holdings | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Cash flow hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Cash flow hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Cash flow hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Cash flow hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Cash flow hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
HSBC Holdings | Cash flow hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			0
Interest rate
Disclosure of initial application of standards or interpretations [line items]
Hedging instrument, assets		$ 1,080	$ 1,208
Hedging instrument, liabilities		$ 2,261	$ 2,031
Notional amount		163,271,000,000	177,006,000,000
Interest rate | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			123,667,000,000
Interest rate | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			26,102,000,000
Interest rate | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			11,127,000,000
Interest rate | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			57,024,000,000
Interest rate | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			29,414,000,000
Interest rate | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			53,339,000,000
Interest rate | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount			122,753,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			79,620,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			20,378,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			4,533,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			41,274,000,000
Interest rate | Fair value hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			13,435,000,000
Interest rate | Fair value hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			43,133,000,000
Interest rate | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount			54,253,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			44,047,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | €
Disclosure of initial application of standards or interpretations [line items]
Notional amount			5,724,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | £
Disclosure of initial application of standards or interpretations [line items]
Notional amount			6,594,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | $
Disclosure of initial application of standards or interpretations [line items]
Notional amount			15,750,000,000
Interest rate | Cash flow hedges | Impacted by Ibor reform | Other
Disclosure of initial application of standards or interpretations [line items]
Notional amount			15,979,000,000
Interest rate | Cash flow hedges | Not impacted by Ibor reform
Disclosure of initial application of standards or interpretations [line items]
Notional amount			10,206,000,000
Interest rate | HSBC Holdings | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Hedging instrument, assets		$ 217	$ 1,406
Hedging instrument, liabilities		$ 838	$ 183
Notional amount		38,418,000,000	36,769,000,000